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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/302, 12/313
Date of reporting period: 9/30/10
[1]	Funds included are: Invesco U.S. Small/Mid Cap Value Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Capital Growth Fund, Invesco Van Kampen Comstock Fund and Invesco Van Kampen Enterprise Fund.

[2]	Funds with the fiscal year end 6/30 are: Invesco Van Kampen American Value Fund and Invesco Van Kampen Capital Growth Fund

[3]	Funds with the fiscal year end 12/31 are: Invesco U.S. Small/Mid Cap Value Fund, Invesco Van Kampen Comstock Fund and Invesco Van Kampen Enterprise Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen American Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us           VK-AMVA-QTR-1    09/10           Invesco Advisers, Inc.

Invesco Van Kampen American Value Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Common Stocks 97.1%
Aerospace & Defense 2.9%
Goodrich Corp.	228,990	$16,883,433

Asset Management & Custody Banks 1.5%
Northern Trust Corp.	182,510	8,804,282

Auto Parts & Equipment 1.2%
Lear Corp. (a)	89,875	7,093,834

Building Products 2.6%
Lennox International, Inc.	357,949	14,922,894

Computer Hardware 2.3%
Diebold, Inc.	428,429	13,319,858

Data Processing & Outsourcing Services 1.7%
Fidelity National Information Services, Inc.	360,951	9,792,601

Diversified Banks 2.1%
Comerica, Inc.	327,812	12,178,216

Diversified Chemicals 2.4%
PPG Industries, Inc.	190,445	13,864,396

Electric Utilities 5.1%
Edison International, Inc.	492,258	16,928,753
Great Plains Energy, Inc.	674,107	12,740,622

		29,669,375

Electronic Manufacturing Services 0.8%
Flextronics International Ltd. (Singapore) (a)	803,839	4,855,187

Food Distributors 2.5%
Sysco Corp.	497,507	14,188,900

Health Care Distributors 3.1%
Henry Schein, Inc. (a)	310,715	18,201,685

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen American Value Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment 2.0%
Beckman Coulter, Inc.	231,480	$11,293,909

Health Care Facilities 2.6%
HEALTHSOUTH Corp. (a)	791,598	15,198,681

Healthcare 3.0%
Brookdale Senior Living, Inc. (a)	1,079,412	17,605,210

Home Furnishings 1.7%
Mohawk Industries, Inc. (a)	185,305	9,876,756

Household Appliances 3.3%
Snap-On, Inc.	408,857	19,015,939

Housewares & Specialties 3.3%
Newell Rubbermaid, Inc.	1,060,302	18,883,979

Industrial Conglomerates 0.4%
Teleflex, Inc.	39,106	2,220,439

Insurance Brokers 5.2%
Marsh & McLennan Cos., Inc.	560,222	13,512,555
Willis Group Holdings PLC (Ireland)	543,452	16,749,190

		30,261,745

Investment Banking & Brokerage 1.9%
Charles Schwab Corp.	806,024	11,203,734

Motorcycle Manufacturers 2.4%
Harley-Davidson, Inc.	493,913	14,046,886

Multi-Utilities 3.1%
CenterPoint Energy, Inc.	371,166	5,834,729
Wisconsin Energy Corp.	210,895	12,189,731

		18,024,460

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen American Value Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Office Electronics 3.8%
Zebra Technologies Corp., Class A (a)	651,044	$21,901,120

Office Services & Supplies 3.6%
Avery Dennison Corp.	556,483	20,656,649

Oil & Gas Exploration & Production 2.4%
Pioneer Natural Resources Co.	216,621	14,086,864

Oil & Gas Storage & Transportation 5.2%
El Paso Corp.	1,451,403	17,968,369
Williams Cos., Inc.	639,207	12,215,246

		30,183,615

Packaged Foods & Meats 2.3%
ConAgra Foods, Inc.	605,545	13,285,657

Paper Packaging 2.5%
Sonoco Products Co.	437,159	14,618,597

Personal Products 2.1%
Avon Products, Inc.	376,963	12,104,282

Property & Casualty Insurance 2.2%
ACE Ltd. (Switzerland)	214,443	12,491,305

Regional Banks 5.0%
BB&T Corp.	481,969	11,605,813
First Horizon National Corp. (a)	654,395	7,466,643
Wintrust Financial Corp.	299,375	9,702,744

		28,775,200

Restaurants 2.1%
Darden Restaurants, Inc.	285,567	12,216,556

Retail REIT’s 1.5%
Weingarten Realty Investors	401,800	8,767,276

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen American Value Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Soft Drinks 2.6%
Coca-Cola Enterprises, Inc.	489,688	$15,180,328

Specialty Chemicals 4.7%
Valspar Corp.	427,197	13,606,224
W.R. Grace & Co. (a)	491,922	13,744,301

		27,350,525

Total Long-Term Investments 97.1% (Cost $560,791,550)		563,024,373

Money Market Funds 3.0%
Liquid Assets Portfolio-Institutional Class (b)	8,724,686	8,724,686
Premier Portfolio-Institutional Class (b)	8,724,686	8,724,686

Total Money Market Funds 3.0% (Cost $17,449,372)		17,449,372

Total Investments 100.1% (Cost $578,240,922)		580,473,745

Liabilities in Excess of Other Assets (0.1%)		(624,686)

Net Assets 100.0%		$579,849,059

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen American Value Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —Prices are determined using quoted prices in an active market for identical assets.

Level 2 —Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default

Invesco Van Kampen American Value Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

rates, discount rates, volatilities and others.

Level 3 —Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value.

Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Equity Securities	$580,473,745	$—	$—	$580,473,745

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$48,999,900

Aggregate unrealized (depreciation) of investment securities	(46,904,885)

Net unrealized appreciation of investment securities	$2,095,015

Cost of Investments for tax purposes is $578,378,730.
Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Mid Cap Basic Value Fund and Invesco Mid Cap Value Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Capital Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us           VK-CGR-QTR-1    09/10           Invesco Advisers, Inc.

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.2%
Aerospace & Defense 2.0%
Goodrich Corp.	967,458	$71,330,678

Agricultural Products 1.0%
Bunge Ltd. (Bermuda)	617,377	36,524,023

Air Freight & Logistics 2.1%
C.H. Robinson Worldwide, Inc.	622,113	43,498,141
Expeditors International of Washington, Inc.	611,275	28,259,243

		71,757,384

Airlines 1.4%
Continental Airlines, Inc., Class B (a)	1,907,080	47,371,867

Apparel Retail 4.1%
Limited Brands, Inc.	2,815,490	75,398,822
Ross Stores, Inc.	1,250,084	68,279,588

		143,678,410

Application Software 2.4%
Adobe Systems, Inc. (a)	1,116,470	29,195,691
Salesforce.com, Inc. (a)	489,110	54,682,498

		83,878,189

Asset Management & Custody Banks 0.8%
Ameriprise Financial, Inc.	580,435	27,471,989

Biotechnology 2.6%
Dendreon Corp. (a)	436,777	17,986,477
Gilead Sciences, Inc. (a)	1,555,367	55,386,619
United Therapeutics Corp. (a)	333,715	18,691,377

		92,064,473

Broadcasting & Cable TV 1.9%
Comcast Corp., Class A	3,582,654	64,774,384

Broadcasting — Diversified 1.0%
DIRECTV, Class A (a)	769,618	32,039,197

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Broadcasting — Diversified (continued)
Time Warner Cable, Inc.	86,296	$4,659,121

		36,698,318

Casinos & Gaming 1.5%
Las Vegas Sands Corp. (a)	1,519,732	52,962,660

Communications Equipment 2.9%
Cisco Systems, Inc. (a)	3,035,605	66,479,750
QUALCOMM, Inc.	797,462	35,981,485

		102,461,235

Computer Hardware 7.4%
Apple, Inc. (a)	917,640	260,380,350

Computer Storage & Peripherals 2.6%
EMC Corp. (a)	4,559,877	92,611,102

Construction & Farm Machinery & Heavy Trucks 1.5%
Deere & Co.	750,792	52,390,266

Consumer Finance 1.7%
American Express Co.	1,374,928	57,788,224

Data Processing & Outsourced Services 3.2%
Visa, Inc., Class A	1,504,123	111,696,174

Diversified Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	204,665	17,476,344

Fertilizers & Agricultural Chemicals 3.3%
Monsanto Co.	1,189,482	57,011,872
Mosaic Co.	1,022,131	60,060,418

		117,072,290

General Merchandise Stores 1.1%
Dollar Tree, Inc. (a)	819,708	39,968,962

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Gold 2.0%
Barrick Gold Corp. (Canada)	1,529,723	$70,810,878

Health Care Equipment 1.3%
Hospira, Inc. (a)	778,326	44,372,365

Health Care Services 1.1%
Medco Health Solutions, Inc. (a)	725,947	37,792,801

Home Improvement Retail 0.8%
Home Depot, Inc.	932,409	29,538,717

Industrial Machinery 0.9%
Ingersoll-Rand PLC (Ireland)	896,847	32,026,406

Integrated Oil & Gas 3.9%
Exxon Mobil Corp.	1,264,990	78,163,732
Occidental Petroleum Corp.	759,965	59,505,260

		137,668,992

Internet Retail 1.3%
Amazon.com, Inc. (a)	294,244	46,213,963

Internet Software & Services 5.4%
Baidu, Inc. — ADR (Cayman Islands) (a)	926,589	95,086,563
Google, Inc., Class A (a)	179,458	94,357,222

		189,443,785

IT Consulting & Other Services 1.5%
Cognizant Technology Solutions Corp., Class A (a)	808,116	52,099,239

Life & Health Insurance 1.2%
Prudential Financial, Inc.	753,352	40,816,611

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc. (a)	700,077	33,519,687

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 2.1%
UnitedHealth Group, Inc.	2,081,960	$73,097,616

Oil & Gas Equipment & Services 4.5%
Cameron International Corp. (a)	681,287	29,268,090
Halliburton Co.	1,768,040	58,469,083
Schlumberger Ltd. (Netherlands Antilles)	1,151,376	70,936,275

		158,673,448

Oil & Gas Exploration & Production 0.6%
EOG Resources, Inc.	214,610	19,952,292

Pharmaceuticals 5.1%
Abbott Laboratories	1,377,132	71,941,376
Mead Johnson Nutrition Co.	1,444,361	82,198,584
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	489,475	25,819,806

		179,959,766

Property & Casualty Insurance 1.0%
Berkshire Hathaway, Inc., Class B (a)	427,150	35,316,762

Railroads 2.5%
Union Pacific Corp.	1,077,115	88,108,007

Restaurants 1.7%
McDonald’s Corp.	792,129	59,021,532

Semiconductors 2.6%
Broadcom Corp., Class A	926,816	32,800,018
Intel Corp.	930,969	17,902,534
Xilinx, Inc.	1,458,297	38,805,283

		89,507,835

Soft Drinks 1.0%
PepsiCo, Inc.	520,876	34,607,001

Systems Software 6.3%
Oracle Corp.	3,083,169	82,783,088

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Red Hat, Inc. (a)	900,293	$36,912,013
Rovi Corp. (a)	1,410,423	71,099,423
VMware, Inc., Class A (a)	343,319	29,161,516

		219,956,040

Trading Companies & Distributors 1.0%
WW Grainger, Inc.	307,784	36,660,152

Wireless Telecommunication Services 3.4%
America Movil SAB de CV, Ser L — ADR (Mexico)	1,042,869	55,616,204
American Tower Corp., Class A (a)	1,214,309	62,245,479

		117,861,683

Total Common Stocks 97.2%		3,407,382,900

Investment Companies 0.0%
SPDR S&P 500 ETF Trust	18	2,054

Total Long-Term Investments 97.2% (Cost $2,974,694,230)		3,407,384,954

Money Market Funds 3.6%
Liquid Assets Portfolio-Institutional Class (b)	63,748,315	63,748,315
Premier Portfolio-Institutional Class (b)	63,748,315	63,748,315

Total Money Market Funds 3.6% (Cost $127,496,630)		127,496,630

Total Investments 100.8% (Cost $3,102,190,860)		3,534,881,584

Liabilities in Excess of Other Assets (0.8%)		(29,580,950)

Net Assets 100.0%		$3,505,300,634

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
ADR — American Depositary Receipt

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Security Valuation – Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements – Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended September 30, 2010, there were no significant transfers between investment levels.

Invesco Van Kampen Capital Growth Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Equity Securities	$3,534,881,584	$—	$—	$3,534,881,584

Investment Securities – Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$451,119,709

Aggregate unrealized (depreciation) of investment securities	(52,537,792)

Net unrealized appreciation of investment securities	$398,581,917

Cost of investments for tax purposes is $3,136,299,667
Subsequent Event – Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Enterprise Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us VK-ENT-QTR-1 09/10 Invesco Advisers, Inc.

Invesco Van Kampen Enterprise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.3%
Aerospace & Defense 2.2%
Goodrich Corp.	239,964	$17,692,546

Agricultural Products 1.0%
Bunge Ltd. (Bermuda)	144,473	8,547,023

Air Freight & Logistics 2.1%
C.H. Robinson Worldwide, Inc.	143,672	10,045,546
Expeditors International of Washington, Inc.	156,336	7,227,413

		17,272,959

Airlines 1.3%
Continental Airlines, Inc., Class B (a)	446,582	11,093,097

Apparel Retail 4.1%
Limited Brands, Inc.	650,216	17,412,784
Ross Stores, Inc.	301,682	16,477,871

		33,890,655

Application Software 2.4%
Adobe Systems, Inc. (a)	261,263	6,832,027
Salesforce.com, Inc. (a)	112,956	12,628,481

		19,460,508

Asset Management & Custody Banks 0.8%
Ameriprise Financial, Inc.	135,875	6,430,964

Biotechnology 2.6%
Dendreon Corp. (a)	102,233	4,209,955
Gilead Sciences, Inc. (a)	363,645	12,949,399
United Therapeutics Corp. (a)	78,025	4,370,180

		21,529,534

Broadcasting & Cable TV 1.8%
Comcast Corp., Class A	827,388	14,959,175

Broadcasting — Diversified 1.0%
DIRECTV, Class A (a)	177,887	7,405,436

Invesco Van Kampen Enterprise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Broadcasting — Diversified (continued)
Time Warner Cable, Inc.	19,929	$1,075,967

		8,481,403

Casinos & Gaming 1.5%
Las Vegas Sands Corp. (a)	355,612	12,393,078

Communications Equipment 2.9%
Cisco Systems, Inc. (a)	701,049	15,352,973
QUALCOMM, Inc.	186,656	8,421,919

		23,774,892

Computer Hardware 7.4%
Apple, Inc. (a)	215,810	61,236,087

Computer Storage & Peripherals 2.6%
EMC Corp. (a)	1,067,559	21,682,123

Construction & Farm Machinery & Heavy Trucks 1.5%
Deere & Co.	175,691	12,259,718

Consumer Finance 1.6%
American Express Co.	321,385	13,507,812

Data Processing & Outsourced Services 3.1%
Visa, Inc., Class A	346,986	25,767,180

Diversified Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	48,076	4,105,210

Fertilizers & Agricultural Chemicals 3.3%
Monsanto Co.	278,171	13,332,736
Mosaic Co.	239,175	14,053,923

		27,386,659

General Merchandise Stores 1.1%
Dollar Tree, Inc. (a)	189,306	9,230,561

Invesco Van Kampen Enterprise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Gold 2.0%
Barrick Gold Corp. (Canada)	358,093	$16,576,125

Health Care Equipment 1.2%
Hospira, Inc. (a) 179,825		10,251,823

Health Care Services 1.1%
Medco Health Solutions, Inc. (a)	169,727	8,835,988

Home Improvement Retail 0.8%
Home Depot, Inc.	215,098	6,814,305

Industrial Machinery 0.9%
Ingersoll-Rand PLC (Ireland)	210,906	7,531,453

Integrated Oil & Gas 4.4%
Exxon Mobil Corp.	328,747	20,313,277
Occidental Petroleum Corp.	203,144	15,906,175

		36,219,452

Internet Retail 1.3%
Amazon.com, Inc. (a) 67,953		10,672,698

Internet Software & Services 4.7%
Baidu, Inc. — ADR (Cayman Islands) (a)	162,057	16,630,289
Google, Inc., Class A (a)	41,443	21,790,315

		38,420,604

IT Consulting & Other Services 1.5%
Cognizant Technology Solutions Corp., Class A (a)	189,106	12,191,664

Life & Health Insurance 1.2%
Prudential Financial, Inc.	176,094	9,540,773

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc. (a)	161,746	7,744,398

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 2.1%
UnitedHealth Group, Inc.	486,763	$17,090,249

Oil & Gas Equipment & Services 4.5%
Cameron International Corp. (a)	159,432	6,849,199
Halliburton Co.	413,748	13,682,646
Schlumberger Ltd. (Netherlands Antilles)	270,574	16,670,064

		37,201,909

Oil & Gas Exploration & Production 0.6%
EOG Resources, Inc.	50,196	4,666,722

Pharmaceuticals 5.1%
Abbott Laboratories	321,974	16,819,922
Mead Johnson Nutrition Co.	332,946	18,947,957
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	114,660	6,048,315

		41,816,194

Property & Casualty Insurance 1.0%
Berkshire Hathaway, Inc., Class B (a)	99,850	8,255,598

Railroads 2.5%
Union Pacific Corp.	248,751	20,347,832

Restaurants 1.7%
McDonald’s Corp.	182,936	13,630,561

Semiconductors 2.5%
Broadcom Corp., Class A	214,041	7,574,911
Intel Corp.	214,772	4,130,066
Xilinx, Inc.	336,782	8,961,769

		20,666,746

Soft Drinks 1.0%
PepsiCo, Inc.	121,889	8,098,305

Systems Software 6.2%
Oracle Corp.	721,439	19,370,637

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Red Hat, Inc. (a)	207,910	$8,524,310
Rovi Corp. (a)	325,725	16,419,797
VMware, Inc., Class A (a)	79,287	6,734,638

		51,049,382

Trading Companies & Distributors 1.0%
W.W. Grainger, Inc.	72,024	8,578,779

Wireless Telecommunication Services 3.3%
America Movil SAB de CV, Ser L — ADR (Mexico)	240,842	12,844,104
American Tower Corp., Class A (a)	280,435	14,375,098

		27,219,202

Total Common Stocks 96.3%		794,121,946

Investment Companies 0.0%
SPDR S&P 500 ETF Trust	67	7,646

Total Long-Term Investments 96.3% (Cost $667,157,647)		794,129,592

Money Market Funds 4.5%
Liquid Assets Portfolio-Institutional Class (b)	18,369,017	18,369,017
Premier Portfolio-Institutional Class (b)	18,369,017	18,369,017

Total Money Market Funds 4.5% (Cost $36,738,034)		36,738,034

Total Investments 100.8% (Cost $703,895,681)		830,867,626

Liabilities in Excess of Other Assets (0.8%)		(6,575,665)

Net Assets 100.0%		$824,291,961

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

ADR	— American Depositary Receipt

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited)
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued
may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1—	Prices are determined using quoted prices in an active market for identical assets.

Level 2—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participant may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factor market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation inputs levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected

Invesco Van Kampen Enterprise Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued
in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3

Equity Securities	$830,867,626	$—	$—	$830,867,626

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$137,701,560

Aggregate unrealized (depreciation) of investment securities	(10,941,615)

Net unrealized appreciation of investment securities	$126,759,945

Cost of investments for tax purposes is $704,107,681.
Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Comstock Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-COM-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Comstock Fund
Schedule of Investments
September 30, 2010
(Unaudited)

Description	Shares	Value

Common Stocks 99.1%
Aerospace & Defense 1.2%
Honeywell International, Inc.	2,099,338	$92,244,912

Aluminum 1.3%
Alcoa, Inc.	8,721,455	105,616,820

Asset Management & Custody Banks 2.4%
Bank of New York Mellon Corp.	6,010,987	157,067,090
State Street Corp.	834,444	31,425,161

		188,492,251

Broadcasting & Cable TV 4.4%
Comcast Corp., Class A	19,365,700	350,131,856

Broadcasting — Diversified 2.3%
DIRECTV, Class A (a)	1,510,507	62,882,407
Time Warner Cable, Inc.	2,176,674	117,518,629

		180,401,036

Communications Equipment 0.9%
Cisco Systems, Inc. (a)	3,319,617	72,699,612

Computer Hardware 2.2%
Dell, Inc. (a)	6,631,418	85,943,177
Hewlett-Packard Co.	2,124,929	89,395,763

		175,338,940

Data Processing & Outsourced Services 0.3%
Western Union Co.	1,430,500	25,276,935

Department Stores 1.1%
J.C. Penney Co., Inc.	2,099,374	57,060,985
Macy’s, Inc.	1,187,582	27,421,269

		84,482,254

Diversified Banks 1.7%
U.S. Bancorp	2,306,815	49,873,340
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	3,410,824	$85,714,007

		135,587,347

Diversified Chemicals 0.7%
Du Pont (E.I.) de Nemours & Co.	1,180,572	52,677,123

Drug Retail 1.5%
CVS Caremark Corp.	3,754,277	118,147,097

Electric Utilities 1.1%
American Electric Power Co., Inc.	760,778	27,562,987
FirstEnergy Corp.	1,630,117	62,824,709

		90,387,696

Electrical Components & Equipment 0.8%
Emerson Electric Co.	1,273,940	67,085,680

General Merchandise Stores 0.4%
Target Corp.	647,658	34,610,843

Health Care Distributors 1.3%
Cardinal Health, Inc.	3,111,543	102,805,381

Home Improvement Retail 1.7%
Home Depot, Inc.	2,004,018	63,487,290
Lowe’s Cos., Inc.	3,215,752	71,679,112

		135,166,402

Household Products 0.3%
Procter & Gamble Co.	399,891	23,981,463

Hypermarkets & Super Centers 1.8%
Wal-Mart Stores, Inc.	2,677,609	143,305,634

Industrial Conglomerates 3.3%
General Electric Co.	6,396,474	103,942,702
Textron, Inc.	2,430,741	49,976,035
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Industrial Conglomerates (continued)
Tyco International Ltd. (Switzerland)	2,990,007	$109,822,957

		263,741,694

Industrial Machinery 1.1%
Ingersoll-Rand PLC (Ireland)	2,483,715	88,693,463

Integrated Oil & Gas 6.6%
BP PLC — ADR (United Kingdom)	1,132,778	46,636,470
Chevron Corp.	2,011,310	163,016,676
ConocoPhillips	2,287,469	131,369,345
Royal Dutch Shell PLC — ADR (United Kingdom)	2,132,133	128,567,620
Total SA — ADR (France)	1,165,129	60,120,656

		529,710,767

Integrated Telecommunication Services 3.3%
AT&T, Inc.	4,110,968	117,573,685
Verizon Communications, Inc.	4,465,588	145,533,513

		263,107,198

Internet Software & Services 4.7%
eBay, Inc. (a)	9,990,891	243,777,741
Yahoo!, Inc. (a)	9,031,666	127,978,707

		371,756,448

Investment Banking & Brokerage 1.4%
Goldman Sachs Group, Inc.	545,318	78,842,077
Morgan Stanley Growth Fund	1,212,574	29,926,326

		108,768,403

IT Consulting & Other Services 0.6%
Accenture PLC, Class A (Ireland)	1,088,586	46,254,019

Life & Health Insurance 2.9%
Aflac, Inc.	794,507	41,083,957
MetLife, Inc.	2,689,241	103,401,317
Torchmark Corp.	1,649,252	87,641,251

		232,126,525

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Managed Health Care 2.5%
UnitedHealth Group, Inc.	4,106,442	$144,177,179
WellPoint, Inc. (a)	975,721	55,264,837

		199,442,016

Movies & Entertainment 7.0%
News Corp., Class B	7,257,160	109,292,830
Time Warner, Inc.	4,083,046	125,145,360
Viacom, Inc., Class B	8,869,506	320,987,422

		555,425,612

Multi-Utilities 0.3%
Sempra Energy	509,296	27,400,125

Oil & Gas Drilling 0.4%
Noble Corp. (Switzerland)	872,517	29,482,349

Oil & Gas Equipment & Services 2.8%
Halliburton Co.	4,853,965	160,520,622
Weatherford International Ltd. (Switzerland) (a)	3,492,606	59,723,563

		220,244,185

Other Diversified Financial Services 6.3%
Bank of America Corp.	12,500,988	163,887,953
Citigroup, Inc. (a)	26,952,198	105,113,572
JPMorgan Chase & Co.	6,060,472	230,722,169

		499,723,694

Packaged Foods & Meats 4.1%
Kraft Foods, Inc., Class A	6,441,208	198,775,679
Unilever NV (Netherlands)	4,393,118	131,266,366

		330,042,045

Paper Products 2.6%
International Paper Co.	9,473,804	206,055,237

Personal Products 0.6%
Avon Products, Inc.	1,468,583	47,156,200

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Pharmaceuticals 9.0%
Abbott Laboratories	1,250,657	$65,334,322
Bristol-Myers Squibb Co.	6,554,452	177,691,194
GlaxoSmithKline PLC — ADR (United Kingdom)	1,231,025	48,650,108
Merck & Co., Inc.	4,353,374	160,247,697
Pfizer, Inc.	12,590,201	216,173,751
Roche Holdings AG — ADR (Switzerland)	1,456,023	50,002,159

		718,099,231

Property & Casualty Insurance 5.9%
Chubb Corp.	5,259,117	299,717,078
Travelers Cos., Inc.	3,200,088	166,724,585

		466,441,663

Regional Banks 1.1%
PNC Financial Services Group, Inc.	1,763,651	91,551,123

Semiconductor Equipment 0.3%
KLA-Tencor Corp.	798,408	28,127,914

Semiconductors 1.3%
Intel Corp.	5,236,646	100,700,703

Soft Drinks 1.6%
Coca-Cola Co.	1,672,616	97,881,488
PepsiCo, Inc.	408,393	27,133,631

		125,015,119

Systems Software 0.3%
Microsoft Corp.	1,076,135	26,354,546

Tobacco 0.7%
Philip Morris International, Inc.	1,005,187	56,310,576

Wireless Telecommunication Services 1.0%
Vodafone Group PLC — ADR (United Kingdom)	3,107,426	77,095,239

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Total Common Stocks 99.1% (Cost $8,186,408,502)		$7,887,265,376

Money Market Funds 1.1%
Liquid Assets Portfolio-Institutional Class (b)	42,789,656	42,789,656
Premier Portfolio-Institutional Class (b)	42,789,656	42,789,656

Total Money Market Funds 1.1% (Cost $85,579,312)		85,579,312

Total Investments 100.2% (Cost $8,271,987,814)		7,972,844,688

Liabilities in Excess of Other Assets (0.2%)		(15,875,090)

Net Assets 100.0%		$7,956,969,598

ADR — American Depositary Receipt
Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Comstock Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
Note 1 — Significant Accounting Policies
Security Valuation — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit rick, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,972,844,688	$—	$—	$7,972,844,688

Note 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$755,594,424

Aggregate unrealized (depreciation) of investment securities	(1,070,973,823)

Net unrealized appreciation (depreciation) of investment securities	$(315,379,399)

Cost of Investments for tax purposes is $8,288,224,087.

Invesco U.S. Small/Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks-97.1%
Advertising-3.2%
Interpublic Group of Cos., Inc. (b)	42,600	$427,278

Aerospace & Defense-4.4%
AAR Corp. (b)	15,700	292,962
AerCap Holdings N.V. (Netherlands) (b)	24,743	292,710

		585,672

Agricultural Products-1.1%
Corn Products International, Inc.	3,700	138,750

Apparel Retail-1.6%
Abercrombie & Fitch Co.-Class A	5,400	212,328

Application Software-1.4%
Fair Isaac Corp.	7,400	182,484

Asset Management & Custody Banks-2.5%
Federated Investors, Inc.-Class B	8,400	191,184
Janus Capital Group, Inc.	12,100	132,495

		323,679

Computer Hardware-2.8%
Teradata Corp. (b)	9,500	366,320

Computer Storage & Peripherals-2.5%
QLogic Corp. (b)	18,400	324,576

Construction & Engineering-2.0%
Shaw Group, Inc. (The) (b)	7,900	265,124

Construction & Farm Machinery & Heavy Trucks-4.7%
Terex Corp. (b)	12,700	291,084
WABCO Holdings, Inc. (b)	7,800	327,132

		618,216

Consumer Electronics-2.3%
Harman International Industries, Inc. (b)	9,000	300,690

Data Processing & Outsourced Services-5.8%
Alliance Data Systems Corp. (b)	4,600	300,196
Broadridge Financial Solutions, Inc.	8,600	196,682
Computer Sciences Corp.	5,900	271,400

		768,278

Electric Utilities-1.7%
NV Energy, Inc.	16,600	218,290

Electrical Components & Equipment-2.2%
Belden, Inc.	10,900	287,542

Electronic Manufacturing Services-2.8%
Jabil Circuit, Inc.	26,000	374,660

Gas Utilities-2.0%
UGI Corp.	9,100	260,351

Health Care Equipment-1.3%
Beckman Coulter, Inc.	2,800	136,612
Conmed Corp. (b)	1,365	30,590

		167,202

Health Care Facilities-0.8%
Select Medical Holdings Corp. (b)	14,124	108,755

Health Care Supplies-1.1%
Cooper Cos., Inc. (The)	3,165	146,286

Human Resource & Employment Services-2.0%
Robert Half International, Inc.	9,900	257,400

Industrial Machinery-2.3%
Snap-On, Inc.	6,600	306,966

Internet Software & Services-1.8%
AOL, Inc. (b)	9,800	242,550

IT Consulting & Other Services-4.8%
Acxiom Corp. (b)	8,100	128,466
Amdocs Ltd. (b)	11,000	315,260
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small/Mid Cap Value Fund

	Shares	Value

IT Consulting & Other Services-(continued)
MAXIMUS, Inc.	3,112	$191,637

		635,363

Life & Health Insurance-2.6%
CNO Financial Group, Inc. (b)	61,956	343,236

Life Sciences Tools & Services-4.1%
PerkinElmer, Inc.	12,000	277,680
Pharmaceutical Product Development, Inc.	10,800	267,732

		545,412

Multi-Utilities-2.3%
CMS Energy Corp.	17,000	306,340

Office Electronics-1.4%
Zebra Technologies Corp.-Class A (b)	5,600	188,384

Office Services & Supplies-3.3%
Avery Dennison Corp.	6,600	244,992
Interface, Inc.-Class A	12,915	183,780

		428,772

Oil & Gas Equipment & Services-2.4%
Exterran Holdings, Inc. (b)	4,800	109,008
Superior Energy Services, Inc. (b)	8,000	213,520

		322,528

Oil & Gas Exploration & Production-1.8%
Pioneer Natural Resources Co.	3,600	234,108

Packaged Foods & Meats-0.9%
ConAgra Foods, Inc.	5,400	118,476

Paper Packaging-2.0%
Sealed Air Corp.	11,700	263,016

Property & Casualty Insurance-1.4%
Axis Capital Holdings Ltd.	5,800	191,052

Regional Banks-2.4%
Wilmington Trust Corp.	13,100	117,638
Zions Bancorporation	9,500	202,920

		320,558

Reinsurance-3.2%
Reinsurance Group of America, Inc.	5,800	280,082
Transatlantic Holdings, Inc.	2,700	137,214

		417,296

Restaurants-3.3%
AFC Enterprises, Inc. (b)	11,033	136,809
Wendy’s/Arby’s Group, Inc.-Class A	64,900	293,997

		430,806

Semiconductor Equipment-1.0%
Novellus Systems, Inc. (b)	5,100	135,558

Specialized Consumer Services-1.1%
Weight Watchers International, Inc.	4,600	143,474

Systems Software-2.3%
Check Point Software Technologies Ltd. (Israel) (b)	8,100	299,133

Thrifts & Mortgage Finance-1.4%
TFS Financial Corp.	19,400	178,286

Tires & Rubber-1.5%
Goodyear Tire & Rubber Co. (The) (b)	18,500	198,875

Wireless Telecommunication Services-1.6%
MetroPCS Communications, Inc. (b)	20,100	210,246

Total Common Stocks (Cost $11,046,173)		12,794,316

Money Market Funds-3.9%
Liquid Assets Portfolio — Institutional Class (c)	258,119	258,119
Premier Portfolio — Institutional Class (c)	258,119	258,119

Total Money Market Funds (Cost $516,238)		516,238

Total Investments (Cost $11,562,411)-101.0%		13,310,554
Other Assets Less Liabilities-(1.0)%		(131,977)
Net Assets-100.0%		$13,178,577

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small/Mid Cap Value Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small/Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Small/Mid Cap Value Fund

A.	Securities Valuations—(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco U.S. Small/Mid Cap Value Fund

Note 2 — Additional Valuation Information—(continued)
The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$13,310,554	$—	$—	$13,310,554

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,254,323

Aggregate unrealized (depreciation) of investment securities	(112,734)

Net unrealized appreciation of investment securities	$1,141,589

Cost of investments for tax purposes is $12,168,965.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Calue Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco U.S. Small/Mid Cap Value Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.